INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

11   INCOME TAXES

Under the current laws of the Cayman Islands, Tarena International is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2020, Tarena HK did not have any assessable profits arising in or derived from HK SAR. Tarena International’s PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under the CIT Law, entities that qualify as “Advanced and New Technology Enterprise” (“ANTE”) are entitled to a preferential income tax rate of 15%. In 2015, the WFOE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2015 to December 31, 2017. In 2018, the WFOE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2018 to December 31, 2020.

11   INCOME TAXES (CONTINUED)

One of the Chinese subsidiaries of the Company was established in 2013 and qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from 2014 in which its taxable income is greater than zero. As a result, its income tax rate for the years ended December 31, 2018 was 12.5%. For the year ended December 2019, the tax holiday expired and the income tax rate was 25%. In 2020, the entity was qualified as “Advanced and New Technology Enterprise” (“ANTE”) and its income tax rate was 15%.

In 2016, another Chinese subsidiary of the Company was qualified as an eligible software enterprise, and was entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from the year in which its taxable income is greater than zero. As a result, the income tax rate of this Chinese subsidiary for the year ended December 31, 2017 was nil, and for the years ended December 31, 2018, 2019 and 2020 was 12.5%.

Certain Tarena International’s subsidiaries and branches in China qualified as “Small Profit Enterprises” in 2018, and therefore are subject to the preferential income tax rate of 20% followed by a 50% exemption. From January 1, 2019 to December 31, 2021, the first RMB 1 million of assessable profit before tax are subject to the preferential income tax rate of 20% followed by a 75% exemption, while the remaining assessable profit before tax are subject to the tax rate of 20% followed by a 50% exemption.

In 2017, one of the Chinese subsidiaries of the Company was established in Horgus and qualified to be entitled to a special tax holiday that from the tax year of the first operating income, the subsidiary would be exempted from enterprise income tax for five years. As a result, the income tax rate of this Chinese subsidiary for the years ended December 31, 2018, 2019 and 2020 was nil.

According to the approvals from the tax authorities in certain locations in the PRC, Tarena International’s subsidiaries and consolidated VIEs and the subsidiaries of the VIEs that are based in these locations are required to use the deemed profit method to determine their income tax. Under the deemed profit method, these subsidiaries are subject to income tax at 25% on its deemed profit which is calculated based on revenues less deemed expenses equal to 85% and 90% of revenues.

Since the Company wound up some PRC subsidiaries for the year ended December 31, 2020, deferred tax assets consisting mainly of net operating loss carryforwards will no longer be utilizable in the future due to their cancellation. As a result, these deferred tax assets along with related valuation allowance provided from prior years were written-off by the management as of December 31, 2020.

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC	(467,953)	(986,464)	(739,036)
Hong Kong	(2,031)	(876)	(8,280)
Cayman Islands	(126,887)	(87,470)	(54,913)
Taiwan	(166)	(2,292)	(1,549)
Canada	(27)	(3,335)	(2,449)
Total loss before income taxes	(597,064)	(1,080,437)	(806,227)

11   INCOME TAXES (CONTINUED)

Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense	(16,058)	(4,478)	(7,397)
Withholding tax expense	(25,672)	—	—
Deferred income tax benefit	46,595	46,037	42,431
Total	4,865	41,559	35,034

The actual income tax expense reported in the consolidated statements of comprehensive loss for each of the years ended December 31, 2018, 2019 and 2020 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2018	2019	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(5.3)%	(2.1)%	(1.8)%
Research and development bonus deduction	1.4%	0.8%	2.0%
Non-deductible expenses	(1.4)%	(1.3)%	(1.6)%
Preferential tax rates	(0.3)%	(10.8)%	(11.2)%
Change of tax rates	0.0%	(2.2)%	(2.9)%
Change in valuation allowance	(14.3)%	(5.6)%	(5.2)%
Withholding tax	(4.3)%	—	—
Actual income tax expense	0.8%	3.8%	4.3%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
	2019	2020
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	11,750	11,750
Tax loss carry forwards	209,716	253,796
Advertising expense	15,232	19,805
Others	2,268	3,240
Total deferred income tax assets	238,966	288,591
Valuation allowance	(139,177)	(146,371)
Deferred income tax assets, net	99,789	142,220
Deferred income tax liabilities:
Valuation appreciation of intangible assets	1,701	1,384
Deferred income tax liabilities*	1,701	1,384

* Deferred income tax liabilities are combined in other non-current liabilities.

11   INCOME TAXES (CONTINUED)

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	72,271	169,543	139,177
Additions of valuation allowance	97,776	63,309	46,755
Reduction of valuation allowance	(504)	(2,553)	(4,643)
Change of tax rates	—	(71,090)	(30,671)
Change of decrease related to subsidiary disposals and expiration	—	(20,032)	(4,247)
Balance at the end of the year	169,543	139,177	146,371

The valuation allowance as of December 31, 2019 and 2020 was primarily provided for the deferred income tax assets of certain Tarena International’s PRC subsidiaries, consolidated VIE, and the subsidiaries of the VIE, which were at cumulative loss positions. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2020, the Company had tax losses carryforwards of RMB2,353,755, including which from Hong Kong subsidiary of RMB7,468 that does not have an expiring date. Tax losses of RMB5,164, RMB54,792, RMB420,616, RMB1,026,407, and RMB839,308 will expire, if unused, by 2021, 2022, 2023, 2024, and 2025, respectively.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. The Company did not distribute any dividend for the year ended December 31, 2019 and 2020.

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.